Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities of VIE Included in Consolidated Balance Sheets

are not available to settle the obligations of Sony. At March 31, 2012, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions
Assets:
Cash and cash equivalents	5,239
Account receivables, net	248
Other current assets	20,523
Property, plant and equipment, net	863
Intangibles, net	54,566
Goodwill	12,483
Other noncurrent assets	6,708

Total assets	100,630

Liabilities:
Accounts payable and accrued expenses	32,835
Other current liabilities	5,222
Other noncurrent liabilities	1,254

Total liabilities	39,311